UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM ABS-15G
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ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ________________ to _______________
☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2015 to December 31, 2015

Date of Report: February 8, 2016
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MBarc Credit Canada Inc.
(Exact name of securitizer as specified in its charter)
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025-01906 (Commission File Number of securitizer)	0001641968 (Central Index Key Number of securitizer)

Susan Sinclair 905-219-9922 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to
Rule 15Ga-1(c)(1)   ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to
Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to
Rule 15Ga-1(c)(2)(ii) ☒

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MBarc Credit Canada Inc. (Securitizer)

By:	/s/ Susan Sinclair
Name: Susan Sinclair
Title: Chief Financial Officer

Date: February 8, 2016